Putnam Investments
One Post Office Square
Boston, MA 02109
April 30, 2009

BY EDGAR CORRESPONDENCE

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Putnam Variable Trust (Securities Act Reg. No. 33-17486 and Investment
Company Act File No. 811-05346) (the “Trust”)—Post-Effective Amendment
No. 40 to the Trust’s Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

We are filing today through the EDGAR system, on behalf of the above-referenced Trust, pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”), and Rule 8b-16 under the Investment Company Act of 1940, as amended, the above-referenced Amendment.

This filing is electronically coded to show changes from the Trust’s Prospectuses and Statement of Additional Information included in Post-Effective Amendment No. 38 to the Trust’s registration statement on Form N-1A, which was filed on April 28, 2008. These changes include the updating of financial statements and other information pursuant to Section 10(a)(3) of the Securities Act. Certain changes also have been made in response to comments of the Staff on March 31, 2009, regarding a filing pursuant to Rule 485(a) under the Securities Act on February 27, 2009 by the Trust on behalf of Putnam VT Global Health Care Fund and Putnam VT Global Utilities Fund (each, a “Fund” and together, the “Funds”), each a series of the Trust, as addressed below:

Prospectus (Part A of the Amendment) Comments and Responses

1. Comment: In the “Main Investment Strategies” sub-section within the Fund Summary section, it is noted that a Fund’s portfolio management invests mainly in large and midsized companies, although it can invest in companies of any size. Please add separate disclosure relating to the risk of investing in small and midsized companies as a separate risk apart from the equity risk noted in the “Main Risks” sub-section within the Fund Summary section.

Response: We believe that risk relating to a Fund’s investments in small and midsized companies represents a special form of equity risk. Accordingly, we note within the description of equity risk that equity risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments. In addition, both Funds will provide additional disclosure relating to investments in small and midsized companies in the What are the fund’s main investment strategies and related risks? section.

2. Comment: In the “Total Annual Fund Operating Expenses” table in the “Costs Associated with Your Investment” sub-section within the Fund Summary section, both “Expense Reimbursement” and “Net Expenses” columns are shown without disclosing whether a contractual expense limitation is in effect. Please disclose whether the expense reimbursement is contractual in nature, the date it expires and provide footnote disclosure accordingly. If the expense reimbursement is not in effect for at least a year, please remove the “Expense Reimbursement” and “Net Expenses” columns and disclose the expense reimbursement in a footnote.

Response: The table will be revised to provide footnote disclosure as follows: “Reflects Putnam Management’s contractual obligation to limit fund expenses through December 31, 2009. For information regarding expense limitations, see Charges and Expenses in the Statement of Additional Information (‘SAI’).” We understand that, in the recent amendments to Form N-1A, the SEC has clarified that, for all initial registration statements and post-effective amendments that add a new series or are annual updates filed on or after January 1, 2010, a contractual expense reimbursement must be in place for no less than one year from the effective date of a fund’s registration statement in order to include “Expense Reimbursement” and “Net Expenses” columns in the fee table. Historically, the Putnam Funds have included such columns in the fee table where a contractual waiver was in effect for the fund’s fiscal year, as is the case for the waiver with respect to the Funds. Putnam Fund registration statements filed on or after January 1, 2010 will abide by this requirement. In addition, we will supplement the Funds’ prospectuses in the event that a material expense reimbursement presented in a Fund’s prospectus dated April 30, 2009 is not renewed.

3. Comment: If the expense reimbursement is contractual in nature and is in effect for at least a year, consider revising the computation and presentation of 1-year expenses in the fee table example, including disclosing that the 1-year expenses in the fee table example reflect the operation of a contractual expense reimbursement.

Response: We confirm that the computation and presentation of 1-year expenses in the fee table example reflect any contractual expense reimbursement. In addition, we will add footnote disclosure for the 1-year expenses column as follows: “Reflects Putnam Management’s contractual obligation to limit fund expenses through December 31, 2009.” This footnote will also apply to the expenses columns for the 3-year, 5-year and 10-year periods in the fee table example as well.

Statement of Additional Information (Part B of the Amendment) Comments and Responses

1. Comment: In the Miscellaneous Investments, Investment Practices and Risks section, consider adding additional disclosure relating to short sales.

Response: The text has been revised as requested. In the “Derivatives” sub-section in the Miscellaneous Investments, Investment Practices and Risks section, additional disclosure relating to short sales has been added under a new sub-heading entitled “Short Sales” as follows:

“The fund may engage in short sales of securities either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the fund does not own declines in value. Short sales are transactions in which the fund sells a security it does not own to a third party by borrowing the security in anticipation of purchasing the same security at the market price on a later date to close out the short position. The fund will incur a gain if the price of the security declines between the date of the short sale and the date on which the fund replaces the borrowed security; and the fund will incur a loss if the price of the security increases between those dates. Such a loss is theoretically unlimited since the potential increase in the market price of the security sold short is not limited. Until the security is replaced, the fund must pay the lender any dividends or interest that accrues during the period of the loan. To borrow the security, the fund also may be required to pay a premium, which would increase the cost of the security sold. The fund’s successful use of short sales is subject to Putnam Management’s ability to accurately predict movements in the market price of the security sold short. Short selling may involve financial leverage because the fund is exposed both to changes in the market price of the security borrowed and sold short and to changes in the value of securities purchased with the proceeds of the short sale, effectively leveraging its assets. Under adverse market conditions, a fund may have difficulty purchasing securities to meet its short sale delivery obligations, and may have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations may not favor such sales.”

2. Comment: Consider adding in the SAI part II disclosure a cross-reference to the number of times the standing committees of the Board of Trustees met during a Fund’s last fiscal year.

Response: The text has been revised as requested.

Part C of the Amendment Comments and Responses

1. Comment: When incorporating exhibits by reference in Item 23 of the Amendment, consider adding the filing date of relevant post-effective amendments, in addition to the numbers of the post-effective amendments.

Response: The text has been revised as requested.

2. Comment: Consider disclosing in a footnote for each signatory in the signature block of the Amendment the post-effective amendment in which a power of attorney was filed pursuant to which Mr. Charles E. Porter has been authorized to sign on behalf of such signatory.

Response: The text has been revised as requested.

Having reviewed the Amendment, the undersigned represents, pursuant to Rule 485(b)(4) under the Securities Act, that it does not contain disclosure that would render it ineligible to become effective pursuant to Rule 485(b).

Any comments or questions on this filing may be directed to the undersigned at 1-800-225-2465, Ext. 11224.

Very truly yours,

/s/ Carlo N. Forcione

Carlo N. Forcione
Vice President and Counsel

cc:	Brian D. McCabe, Esq., Ropes & Gray LLP
Karen R. Kay, Esq., Putnam Investments
Anne M. Duffy, Esq., Putnam Investments